INCOME TAXES - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense - current:
Income tax expense - current	$ 3,103	$ 6,028	$ 11,048
Over provision of income taxes in prior years:
Over provision of income taxes in prior years	(166)	(904)	(11)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	2,299	(2,239)	(13,950)
Total income tax expense (benefit)	5,236	2,885	(2,913)
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	9	172	6,402
Over provision of income taxes in prior years:
Over provision of income taxes in prior years	(560)	(874)	(544)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(768)	(4,535)	(9,762)
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,342	2,359	2,367
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	528	48	38
Over provision of income taxes in prior years:
Over provision of income taxes in prior years	(4)	18	(2)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	3,276	2,493	(26)
Philippine Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	5	1	59
Over provision of income taxes in prior years:
Over provision of income taxes in prior years	300	(62)	(5)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(258)	209	(3,774)
Philippine withholding tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	0	2,937	0
Cyprus Corporate Income Tax [Member]
Income tax expense - current:
Income tax expense - current	0	188	0
Over provision of income taxes in prior years:
Over provision of income taxes in prior years	0	0	58
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(578)	0	(64)
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	219	323	2,182
Over provision of income taxes in prior years:
Over provision of income taxes in prior years	98	14	482
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	$ 627	$ (406)	$ (324)